Material Accounting Policies - Summary of Depreciation on Property, Plant and Equipment Over Their Expected Useful Economic Life (Detail)	12 Months Ended
Dec. 31, 2024
Office and Computer Equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Depreciation rate	3 years
Right of Use Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Right of Use Assets [member] | Minimum [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation rate	2 years
Right of Use Assets [member] | Maximum [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation rate	5 years
Fixtures and Fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Depreciation rate	5 years